Schedule of Investments (unaudited)	iShares® Morningstar Mid-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Axon Enterprise Inc.(a)	18,099	$3,366,776
HEICO Corp.	11,842	1,601,631
HEICO Corp., Class A	20,684	2,508,762
Howmet Aerospace Inc.(a)	77,824	2,554,184
Huntington Ingalls Industries Inc.	5,465	1,121,035
Teledyne Technologies Inc.(a)	13,009	5,890,085
Textron Inc.	29,239	2,017,783
TransDigm Group Inc.(a)	10,200	6,539,118
		25,599,374
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	14,668	1,307,946
Expeditors International of Washington Inc.	31,226	4,004,734
XPO Logistics Inc.(a)	15,683	2,175,075
		7,487,755
Auto Components — 0.1%
Gentex Corp.	28,827	980,983
Automobiles — 0.1%
Thor Industries Inc.	8,119	960,965
Banks — 2.0%
Commerce Bancshares Inc.	13,693	968,506
First Citizens BancShares Inc./NC, Class A	2,028	1,587,092
First Republic Bank/CA.	49,299	9,614,291
Huntington Bancshares Inc./OH	167,371	2,356,584
Regions Financial Corp.	125,669	2,419,128
Signature Bank/New York NY	6,782	1,539,310
SVB Financial Group(a)	10,708	5,888,972
Western Alliance Bancorp.	15,978	1,483,078
		25,856,961
Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,605	1,849,550
Brown-Forman Corp., Class A	9,078	607,227
Brown-Forman Corp., Class B, NVS	29,637	2,101,856
		4,558,633
Biotechnology — 3.9%
Acceleron Pharma Inc.(a)	14,762	1,846,136
Alnylam Pharmaceuticals Inc.(a)	32,929	5,892,315
Arrowhead Pharmaceuticals Inc.(a)	29,204	2,023,545
BioMarin Pharmaceutical Inc.(a)	51,258	3,933,026
Bridgebio Pharma Inc.(a)	12,695	678,548
CRISPR Therapeutics AG(a)(b)	8,721	1,055,416
Exact Sciences Corp.(a)	48,058	5,182,575
Exelixis Inc.(a)	87,679	1,477,391
Fate Therapeutics Inc.(a)	22,324	1,848,427
Horizon Therapeutics PLC(a)	62,963	6,297,559
Incyte Corp.(a)	52,426	4,055,151
Mirati Therapeutics Inc.(a)	12,990	2,079,179
Natera Inc.(a)	23,567	2,698,893
Neurocrine Biosciences Inc.(a)	26,486	2,468,760
Novavax Inc.(a)(b)	7,331	1,314,668
Seagen Inc.(a)	35,586	5,458,537
Ultragenyx Pharmaceutical Inc.(a)	17,763	1,418,020
		49,728,146
Building Products — 1.5%
A O Smith Corp.	20,505	1,442,117
Advanced Drainage Systems Inc.	14,031	1,713,045
Allegion PLC	13,723	1,874,562
Security	Shares	Value

Building Products (continued)
AZEK Co. Inc. (The), Class A(a)	39,470	$1,435,524
Builders FirstSource Inc.(a)	35,037	1,559,146
Carlisle Companies Inc.	7,727	1,562,708
Fortune Brands Home & Security Inc.	18,187	1,772,687
Lennox International Inc.	6,714	2,211,793
Masco Corp.	30,231	1,805,093
Trex Co. Inc.(a)	32,285	3,134,873
		18,511,548
Capital Markets — 3.1%
Apollo Global Management Inc., Class A	36,346	2,139,326
Ares Management Corp., Class A	31,004	2,220,196
Carlyle Group Inc. (The)	23,008	1,161,214
FactSet Research Systems Inc.	10,587	3,782,523
KKR & Co. Inc.	162,976	10,391,350
LPL Financial Holdings Inc.	22,377	3,156,052
MarketAxess Holdings Inc.	10,645	5,058,185
Morningstar Inc.	6,007	1,517,548
Nasdaq Inc.	18,827	3,515,566
Raymond James Financial Inc.	16,203	2,097,964
SEI Investments Co.	15,860	964,288
Tradeweb Markets Inc., Class A	29,348	2,545,352
		38,549,564
Chemicals — 1.3%
Albemarle Corp.	23,267	4,793,933
Axalta Coating Systems Ltd.(a)	20,508	617,291
Celanese Corp., Class A	16,512	2,572,074
Corteva Inc.	96,232	4,116,805
FMC Corp.	14,453	1,545,748
RPM International Inc.	21,664	1,875,886
Scotts Miracle-Gro Co. (The)	8,171	1,445,940
		16,967,677
Commercial Services & Supplies — 1.2%
Copart Inc.(a)	58,319	8,572,893
IAA Inc.(a)	37,793	2,285,721
Republic Services Inc., Class A	19,377	2,293,462
Rollins Inc.	62,086	2,379,756
		15,531,832
Communications Equipment — 1.0%
Arista Networks Inc.(a)	15,394	5,855,724
Ciena Corp.(a)	17,637	1,025,415
F5 Networks Inc.(a)	8,067	1,665,916
Motorola Solutions Inc.	16,863	3,775,963
Ubiquiti Inc.	2,120	663,772
		12,986,790
Construction & Engineering — 0.2%
AECOM(a)	15,746	991,368
MasTec Inc.(a)	7,790	788,582
Quanta Services Inc.	15,041	1,367,227
		3,147,177
Construction Materials — 0.8%
Martin Marietta Materials Inc.	11,005	3,998,117
Vulcan Materials Co.	37,166	6,689,508
		10,687,625
Consumer Finance — 0.0%
Upstart Holdings Inc.(a)	4,769	575,904
Containers & Packaging — 0.9%
AptarGroup Inc.	9,499	1,224,611

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Avery Dennison Corp.	14,527	$3,060,548
Ball Corp.	65,997	5,337,838
Crown Holdings Inc.	16,500	1,646,040
		11,269,037
Distributors — 0.6%
LKQ Corp.(a)	36,965	1,875,974
Pool Corp.	11,242	5,371,652
		7,247,626
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)	9,137	1,365,982
Chegg Inc.(a)	39,714	3,519,852
Service Corp. International	23,903	1,493,698
		6,379,532
Diversified Financial Services — 0.1%
Voya Financial Inc.	16,306	1,050,106
Electric Utilities — 0.1%
NRG Energy Inc.	19,559	806,613
Electrical Equipment — 2.1%
AMETEK Inc.	34,086	4,739,658
Generac Holdings Inc.(a)(b)	17,635	7,395,414
Hubbell Inc.	4,717	945,570
Plug Power Inc.(a)(b)	143,502	3,914,734
Rockwell Automation Inc.	19,848	6,101,672
Sunrun Inc.(a)	28,958	1,533,905
Vertiv Holdings Co., Class A	68,890	1,931,676
		26,562,629
Electronic Equipment, Instruments & Components — 3.0%
CDW Corp./DE	23,994	4,399,300
Cognex Corp.	49,528	4,477,826
Corning Inc.	128,770	5,390,312
IPG Photonics Corp.(a)	10,078	2,198,616
Jabil Inc.	12,016	715,433
Keysight Technologies Inc.(a)	36,790	6,053,795
Trimble Inc.(a)	70,304	6,010,992
Zebra Technologies Corp., Class A(a)	14,991	8,282,228
		37,528,502
Energy Equipment & Services — 0.2%
Halliburton Co.	102,758	2,125,035
Entertainment — 0.8%
Live Nation Entertainment Inc.(a)	21,472	1,693,926
Playtika Holding Corp.(a)	9,644	214,386
Take-Two Interactive Software Inc.(a)	32,398	5,618,461
Zynga Inc., Class A(a)	283,445	2,862,795
		10,389,568
Equity Real Estate Investment Trusts (REITs) — 5.1%
Alexandria Real Estate Equities Inc.	24,454	4,923,568
American Homes 4 Rent, Class A	76,713	3,221,946
Americold Realty Trust	31,971	1,242,073
AvalonBay Communities Inc.	19,644	4,475,493
Camden Property Trust	9,418	1,406,955
CubeSmart	23,021	1,143,223
CyrusOne Inc.	34,335	2,447,055
Duke Realty Corp.	64,070	3,259,882
Equity LifeStyle Properties Inc.	24,785	2,076,983
Essex Property Trust Inc.	6,074	1,992,879
Extra Space Storage Inc.	18,454	3,213,580
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties Inc.	54,296	$2,007,323
Invitation Homes Inc.	159,018	6,468,852
Kilroy Realty Corp.	13,680	947,614
Mid-America Apartment Communities Inc.	13,729	2,651,070
Realty Income Corp.	34,404	2,418,257
SBA Communications Corp., Class A	30,630	10,444,524
STORE Capital Corp.	22,160	801,970
Sun Communities Inc.	31,326	6,143,342
UDR Inc.	38,685	2,127,288
VICI Properties Inc.	49,505	1,544,061
		64,957,938
Food & Staples Retailing — 0.1%
Casey’s General Stores Inc.	5,441	1,075,740
Performance Food Group Co.(a)	14,519	665,261
		1,741,001
Food Products — 1.3%
Beyond Meat Inc.(a)(b)	13,914	1,707,248
Darling Ingredients Inc.(a)	45,709	3,157,121
Freshpet Inc.(a)(b)	12,083	1,769,555
Hershey Co. (The)	22,962	4,107,443
Hormel Foods Corp.	24,917	1,155,650
Lamb Weston Holdings Inc.	18,519	1,236,514
McCormick & Co. Inc./MD, NVS	34,054	2,866,325
		15,999,856
Health Care Equipment & Supplies — 6.0%
ABIOMED Inc.(a)	12,703	4,155,659
Cooper Companies Inc. (The)	13,794	5,817,895
DENTSPLY SIRONA Inc.	37,350	2,466,594
Dexcom Inc.(a)(b)	27,089	13,964,650
Hologic Inc.(a)	39,786	2,985,542
Insulet Corp.(a)	18,568	5,193,284
Masimo Corp.(a)	14,151	3,854,591
Novocure Ltd.(a)(b)	24,058	3,705,173
Penumbra Inc.(a)	9,504	2,530,250
ResMed Inc.	40,766	11,080,199
STERIS PLC	27,352	5,961,368
Teleflex Inc.	13,091	5,202,756
West Pharmaceutical Services Inc.	20,682	8,515,400
		75,433,361
Health Care Providers & Services — 1.0%
Amedisys Inc.(a)	9,127	2,378,679
Chemed Corp.	2,822	1,343,328
DaVita Inc.(a)	7,602	914,141
Encompass Health Corp.	15,226	1,267,565
Guardant Health Inc.(a)	24,078	2,643,764
LHC Group Inc.(a)(b)	8,850	1,904,343
Molina Healthcare Inc.(a)	5,610	1,531,586
		11,983,406
Health Care Technology — 0.7%
Cerner Corp.	45,573	3,663,613
Teladoc Health Inc.(a)(b)	36,793	5,461,921
		9,125,534
Hotels, Restaurants & Leisure — 4.0%
Airbnb Inc., Class A(a)(b)	41,131	5,923,275
Boyd Gaming Corp.(a)	11,998	683,886
Caesars Entertainment Inc.(a)	38,618	3,373,668
Churchill Downs Inc.	9,691	1,800,588
Darden Restaurants Inc.	16,709	2,437,509

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Domino’s Pizza Inc.	10,876	$5,715,229
DraftKings Inc., Class A(a)(b)	91,067	4,416,750
Expedia Group Inc.(a)	15,816	2,544,320
Hilton Worldwide Holdings Inc.(a)	32,015	4,208,372
MGM Resorts International	114,138	4,283,599
Penn National Gaming Inc.(a)(b)	41,611	2,845,360
Texas Roadhouse Inc.	18,337	1,690,121
Vail Resorts Inc.(a)	11,261	3,436,857
Yum! Brands Inc.	53,220	6,992,576
		50,352,110
Household Durables — 1.1%
DR Horton Inc.	50,753	4,843,359
Garmin Ltd.	22,417	3,523,953
NVR Inc.(a)	562	2,935,101
Tempur Sealy International Inc.	51,460	2,226,674
		13,529,087
Household Products — 0.4%
Church & Dwight Co. Inc.	39,372	3,408,828
Clorox Co. (The)	11,736	2,122,925
		5,531,753
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	83,267	1,594,563
Insurance — 1.9%
American Financial Group Inc./OH	8,955	1,132,718
Arch Capital Group Ltd.(a)	56,361	2,198,079
Arthur J Gallagher & Co.	36,996	5,153,913
Athene Holding Ltd., Class A(a)	12,058	779,188
Brown & Brown Inc.	65,443	3,560,099
Cincinnati Financial Corp.	17,637	2,079,049
Erie Indemnity Co., Class A, NVS	6,985	1,291,457
Everest Re Group Ltd.	5,312	1,343,033
Loews Corp.	24,402	1,308,679
RenaissanceRe Holdings Ltd.	6,626	1,011,724
W R Berkley Corp.	17,382	1,271,841
Willis Towers Watson PLC	14,747	3,039,062
		24,168,842
Interactive Media & Services — 1.3%
Bumble Inc., Class A(a)(b)	14,792	752,617
IAC/InterActiveCorp.(a)	7,667	1,052,603
Pinterest Inc., Class A(a)	153,310	9,029,959
Zillow Group Inc., Class A(a)	10,256	1,098,725
Zillow Group Inc., Class C, NVS(a)	44,912	4,772,349
		16,706,253
Internet & Direct Marketing Retail — 0.9%
Chewy Inc., Class A(a)(b)	23,284	1,948,871
Etsy Inc.(a)(b)	35,605	6,533,873
Wayfair Inc., Class A(a)(b)	12,491	3,014,828
		11,497,572
IT Services — 5.4%
Akamai Technologies Inc.(a)	27,572	3,306,434
Broadridge Financial Solutions Inc.	32,532	5,643,977
Concentrix Corp.(a)	6,160	1,008,577
EPAM Systems Inc.(a)	15,801	8,845,400
Euronet Worldwide Inc.(a)	14,832	2,118,306
FleetCor Technologies Inc.(a)	23,349	6,029,179
Gartner Inc.(a)	24,112	6,383,170
Genpact Ltd.	20,999	1,045,960
GoDaddy Inc., Class A(a)	47,064	3,946,316
Security	Shares	Value

IT Services (continued)
Jack Henry & Associates Inc.	20,780	$3,617,590
MongoDB Inc., Class A(a)(b)	14,961	5,369,802
Okta Inc.(a)(b)	35,034	8,681,075
Paychex Inc.	43,708	4,974,844
VeriSign Inc.(a)	27,761	6,006,648
WEX Inc.(a)	6,967	1,321,849
		68,299,127
Leisure Products — 1.3%
Brunswick Corp./DE	14,046	1,466,402
Hasbro Inc.	21,813	2,169,085
Mattel Inc.(a)	47,328	1,027,964
Peloton Interactive Inc., Class A(a)	75,285	8,887,394
Polaris Inc.	8,468	1,109,901
YETI Holdings Inc.(a)	20,962	2,019,270
		16,680,016
Life Sciences Tools & Services — 3.9%
10X Genomics Inc., Class A(a)	20,746	3,801,289
Avantor Inc.(a)	145,137	5,454,248
Bio-Rad Laboratories Inc., Class A(a)	6,047	4,471,817
Bio-Techne Corp.	10,895	5,254,005
Bruker Corp.	28,461	2,340,917
Charles River Laboratories International Inc.(a)	14,077	5,728,213
Mettler-Toledo International Inc.(a)	6,518	9,605,642
PerkinElmer Inc.	9,062	1,651,368
PPD Inc.(a)	30,558	1,409,335
Repligen Corp.(a)	14,312	3,516,458
Sotera Health Co.(a)	20,821	493,458
Syneos Health Inc.(a)	10,431	935,348
Waters Corp.(a)	11,681	4,553,371
		49,215,469
Machinery — 4.3%
AGCO Corp.	10,772	1,423,089
Donaldson Co. Inc.	17,128	1,133,702
Dover Corp.	17,564	2,935,296
Fortive Corp.	49,738	3,613,963
Graco Inc.	47,393	3,700,445
IDEX Corp.	21,276	4,823,056
Ingersoll Rand Inc.(a)	51,179	2,501,118
ITT Inc.	12,920	1,264,997
Lincoln Electric Holdings Inc.	6,329	882,453
Middleby Corp. (The)(a)	7,012	1,342,728
Nordson Corp.	15,138	3,423,156
Oshkosh Corp.	8,690	1,038,890
Otis Worldwide Corp.	73,179	6,553,180
PACCAR Inc.	28,632	2,376,170
Pentair PLC	24,135	1,778,025
Stanley Black & Decker Inc.	20,166	3,973,710
Toro Co. (The)	29,954	3,406,968
Woodward Inc.	16,374	1,990,423
Xylem Inc./NY	50,434	6,347,119
		54,508,488
Media — 0.7%
Altice USA Inc., Class A(a)	38,494	1,182,921
Cable One Inc.	1,520	2,869,745
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	11,495	536,701
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	24,021	1,109,770
New York Times Co. (The), Class A	40,620	1,778,344
Sirius XM Holdings Inc.	136,449	882,825
		8,360,306

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.2%
Royal Gold Inc.	18,413	$2,237,548
Multi-Utilities — 0.1%
CMS Energy Corp.	23,615	1,459,171
Oil, Gas & Consumable Fuels — 0.7%
Cheniere Energy Inc.(a)	64,632	5,489,196
Targa Resources Corp.	25,725	1,083,279
Texas Pacific Land Corp.(b)	1,409	2,103,003
		8,675,478
Pharmaceuticals — 0.7%
Catalent Inc.(a)	47,719	5,717,214
Elanco Animal Health Inc.(a)	92,745	3,382,410
		9,099,624
Professional Services — 3.4%
Booz Allen Hamilton Holding Corp., Class A	20,812	1,785,878
Clarivate PLC(a)	73,507	1,675,959
CoStar Group Inc.(a)	110,635	9,829,920
Dun & Bradstreet Holdings Inc.(a)	20,985	439,846
Equifax Inc.	34,093	8,884,636
Jacobs Engineering Group Inc.	16,310	2,205,927
Leidos Holdings Inc.	11,782	1,253,840
Robert Half International Inc.	15,129	1,485,819
TransUnion	53,588	6,433,775
Verisk Analytics Inc., Class A	45,405	8,624,226
		42,619,826
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	39,445	3,804,865
Road & Rail — 1.5%
AMERCO	1,530	899,579
JB Hunt Transport Services Inc.	23,347	3,932,802
Kansas City Southern	17,458	4,675,252
Knight-Swift Transportation Holdings Inc.	9,865	490,192
Lyft Inc., Class A(a)	28,189	1,559,415
Old Dominion Freight Line Inc.	26,637	7,169,349
TuSimple Holdings Inc., Class A(a)(b)	9,457	348,018
		19,074,607
Semiconductors & Semiconductor Equipment — 6.1%
Brooks Automation Inc.	20,757	1,847,581
Cree Inc.(a)	18,176	1,686,006
Enphase Energy Inc.(a)	38,014	7,207,454
Entegris Inc.	37,986	4,582,631
First Solar Inc.(a)(b)	11,352	976,726
Marvell Technology Inc.	229,507	13,887,469
Maxim Integrated Products Inc.	75,176	7,510,834
MKS Instruments Inc.	9,029	1,412,497
Monolithic Power Systems Inc.	12,055	5,415,829
ON Semiconductor Corp.(a)	62,839	2,454,491
Qorvo Inc.(a)	31,540	5,979,669
Skyworks Solutions Inc.	31,284	5,772,211
SolarEdge Technologies Inc.(a)	14,542	3,773,358
Teradyne Inc.	46,578	5,915,406
Universal Display Corp.	12,015	2,817,397
Xilinx Inc.	40,686	6,096,390
		77,335,949
Software — 13.9%
Anaplan Inc.(a)	40,533	2,318,488
ANSYS Inc.(a)	24,414	8,995,582
Aspen Technology Inc.(a)	19,053	2,786,692
Security	Shares	Value

Software (continued)
Avalara Inc.(a)(b)	24,045	$4,019,603
Bill.com Holdings Inc.(a)(b)	17,461	3,611,284
Black Knight Inc.(a)	43,814	3,628,237
Cadence Design Systems Inc.(a)	77,951	11,509,465
Ceridian HCM Holding Inc.(a)(b)	36,735	3,614,724
Citrix Systems Inc.	17,441	1,757,181
Cloudflare Inc., Class A(a)(b)	53,841	6,387,158
Coupa Software Inc.(a)	20,573	4,464,341
Datadog Inc., Class A(a)	60,947	6,746,833
Dropbox Inc., Class A(a)	82,861	2,609,293
Dynatrace Inc.(a)	51,603	3,295,884
Elastic NV(a)(b)	17,751	2,628,213
Fair Isaac Corp.(a)	8,067	4,226,382
Five9 Inc.(a)	18,754	3,774,993
Fortinet Inc.(a)	37,974	10,338,042
Guidewire Software Inc.(a)	23,457	2,702,246
HubSpot Inc.(a)(b)	12,303	7,332,834
Manhattan Associates Inc.(a)	17,823	2,845,085
NortonLifeLock Inc.	47,070	1,168,277
Nuance Communications Inc.(a)	39,963	2,193,969
Palo Alto Networks Inc.(a)	27,282	10,886,882
Paycom Software Inc.(a)	13,760	5,504,000
Paylocity Holding Corp.(a)(b)	10,539	2,186,421
Pegasystems Inc.(b)	11,131	1,420,761
Proofpoint Inc.(a)	16,064	2,805,738
PTC Inc.(a)	29,489	3,994,285
RingCentral Inc., Class A(a)	22,621	6,045,915
Smartsheet Inc., Class A(a)	32,822	2,381,236
Splunk Inc.(a)	45,915	6,519,012
SS&C Technologies Holdings Inc.	25,920	2,031,869
Trade Desk Inc. (The), Class A(a)	120,796	9,894,400
Tyler Technologies Inc.(a)	11,413	5,622,500
VMware Inc., Class A(a)	22,624	3,478,214
Zendesk Inc.(a)	33,254	4,340,645
Zscaler Inc.(a)	20,949	4,942,078
		175,008,762
Specialty Retail — 3.7%
Advance Auto Parts Inc.	8,501	1,802,722
AutoZone Inc.(a)	2,159	3,505,288
Burlington Stores Inc.(a)	18,651	6,244,355
CarMax Inc.(a)	17,688	2,369,308
Carvana Co., Class A(a)	18,148	6,126,039
Five Below Inc.(a)	15,687	3,049,866
Floor & Decor Holdings Inc., Class A(a)	29,361	3,582,336
L Brands Inc.	39,318	3,148,192
Lithia Motors Inc.	8,330	3,142,242
RH(a)	4,709	3,127,153
Tractor Supply Co.	18,206	3,294,011
Ulta Beauty Inc.(a)	15,341	5,151,508
Williams-Sonoma Inc.	10,148	1,539,452
		46,082,472
Technology Hardware, Storage & Peripherals — 0.2%
Western Digital Corp.(a)	34,460	2,237,488
Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.(a)	7,795	3,202,576
Under Armour Inc., Class A(a)	52,647	1,076,631
Under Armour Inc., Class C, NVS(a)(b)	54,899	961,831

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	90,081	$7,224,496
		12,465,534
Trading Companies & Distributors — 1.5%
Fastenal Co.	160,891	8,812,000
SiteOne Landscape Supply Inc.(a)	12,466	2,178,808
United Rentals Inc.(a)	6,367	2,098,245
Watsco Inc.	9,221	2,604,379
WW Grainger Inc.	6,364	2,829,307
		18,522,739
Water Utilities — 0.5%
American Water Works Co. Inc.	28,224	4,801,185
Essential Utilities Inc.	34,943	1,716,400
		6,517,585
Total Common Stocks — 99.8%
(Cost: $1,080,555,311)		1,260,315,912

Short-Term Investments

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	79,486,457	79,526,200
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,550,000	$3,550,000
		83,076,200

Total Short-Term Investments — 6.6%
(Cost: $83,061,641)		83,076,200

Total Investments in Securities — 106.4%
(Cost: $1,163,616,952)		1,343,392,112

Other Assets, Less Liabilities — (6.4)%		(81,226,819)

Net Assets — 100.0%		$1,262,165,293

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$70,250,412	$9,276,783	(a)	$—	$(1,604)	$609	$79,526,200	79,486,457	$32,235	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,690,000	860,000	(a)	—	—	—	3,550,000	3,550,000	36		—
					$(1,604)	$609	$83,076,200		$32,271		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	6	09/17/21	$667	$(2,488)
S&P Select Sector Technology E-Mini Index	6	09/17/21	926	9,146
				$6,658

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,260,315,912	$—	$—	$1,260,315,912
Money Market Funds	83,076,200	—	—	83,076,200
	$1,343,392,112	$—	$—	$1,343,392,112
Derivative financial instruments(a)
Assets
Futures Contracts	$9,146	$—	$—	$9,146
Liabilities
Futures Contracts	(2,488)	—	—	(2,488)
	$6,658	$—	$—	$6,658

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares